Stockholders' Equity/Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Common stock warrants	4,929
Common stock options issued and outstanding		9,497,923
Total	2,229,933	48,099,217
Common stock available for issuance under the 2020 Plan	725,881
Common Stock [Member]
Class Of Stock [Line Items]
Common stock warrants	1,346
Common stock options issued and outstanding	1,499,123
Predecessor Company [Member]
Class Of Stock [Line Items]
Common stock warrants		1,000	1,000
Common stock options issued and outstanding		130,000	539,000
Common stock authorized for future option grants		395,000	84,000
RSUs outstanding		145,000
Common stock authorized for the ESPP		49,000	50,000
Total		720,000	674,000